SCOUT
TAX-FREE
MONEY MARKET
FUND


A no-load mutual fund
principally invested in
short-term municipal
securities seeking to provide
maximum income exempt
from federal income tax
consistent with safety of
principal and maintenance
of liquidity.


Annual Report
June 30, 1997


TO THE SHAREHOLDERS

Scout Tax-Free Money Market Fund earned 3.00% for the fiscal year ended June 30, 1997. The Fund's 7-day current yield on June 30, 1997, was 3.70%.

Money market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that the Fund will maintain a stable net asset value of one dollar per share. Income from the Fund may be subject to the federal Alternative Minimum Tax as well as state and local taxes.

Money markets spent the past year carefully watching the U.S. economy to gauge the pace of growth and the potential for damaging inflation, all with an eye toward anticipating possible Federal Reserve changes to interest rates. Official data at times provided conflicting signals, prompting a wide-ranging debate on the strength of the economy, direction of interest rates and likely yields across the maturity spectrum. After maintaining a hands-off approach in the second half of 1996, the Fed took action in March 1997 with a 0.25-point increase to 5.50% in the key Federal Funds rate.

As the second quarter of 1997 ended, these earlier fears of growing inflationary pressure from a strong economy were put to rest by data showing little inflation and modest economic growth. Based on this data, and to the surprise of almost nobody, the Fed again chose not to raise the Fed Funds rate at its July meeting. The economy probably will not change much between now and the August 19 Fed meeting, so the general view is that a rate increase still is unlikely. A much clearer economic picture may be possible by the end of September. If it appears that consumer spending is rebounding from its lackluster second-quarter performance, a rate hike by the Fed again will be a definite possibility.

In tax-exempt funds, there was extreme volatility in yields during the second quarter because of changes in availability of short-term tax exempt securities. As supply waned, short-term yields rose steadily. At the close of the quarter, the yield curve inverted briefly and overnight rates moved significantly above 90-day rates. The Fund gained handsome benefits throughout this period because of its short average maturity, which we began to implement in the first quarter. We have maintained this short maturity because of the perceived threat of an increase in the Fed Funds rate. In recent weeks, the evidence supporting a higher Fed Funds rate has begun to weaken. We will watch closely for any consistent signs of economic weakness that in turn would prompt a move to a longer average maturity.

We appreciate your continued interest in Scout Tax-Free Money Market Fund, Inc., and we welcome your comments and questions.

Sincerely,

/s/William A. Faust
William A. Faust
UMB Investment Advisors

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS

Statement of Net Assets
June 30, 1997

                Face                                                                                            Market
State          Amount      Description                                                      Cost                Value
ALABAMA
	$     8,000,000    Columbia Alabama Industrial Dev. Board, Series D,
			     Pollution Control Rev., (Alabama Power Co.),
                             Var. Rate, due October 1, 2022                             $   8,000,000       $   8,000,000
ALASKA
		525,000    Alaska State Housing Finance Corp., Series 1,
			     5.75%, due December 1, 2023                                      525,000             525,000
	      6,100,000    Valdez Alaska Marine Terminal (Exxon Pipeline Co.),
			     Var. Rate, due October 1, 2025                                 6,100,000           6,100,000
ARIZONA
	      2,200,000    Maricopa County Arizona (Southern California Edison ),
			     Tax-Exempt Commercial Paper,
			     3.55%, due August 1, 1997                                      2,200,000           2,200,000
	      1,000,000    Mesa Arizona, Municipal Development Auth., Series 85,
			     Tax-Exempt Commercial Paper,
			     3.75%, due July 3, 1997                                        1,000,000           1,000,000
	      1,200,000    Mesa Arizona, Municipal Development Corp., Series A,
			     Tax-Exempt Commercial Paper,
			     3.80%, due July 30, 1997                                       1,200,000           1,200,000
	      2,000,000    Mesa Arizona, Municipal Development Auth., Series 85,
			     Tax-Exempt Commercial Paper,
			     3.70%, due August 11, 1997                                     2,000,000           2,000,000
	      1,000,000    Salt River Project Agricultural Improvement &
                             Power District,
			     Arizona Tax-Exempt Commercial Paper,
			     3.70%, due August 1, 1997                                      1,000,000           1,000,000
	      4,000,000    Salt River Project Agricultural Improvement & Power District,
			     Arizona Tax-Exempt Commercial Paper,
			     3.80%, due August 20, 1997                                     4,000,000           4,000,000
	      2,350,000    Salt River Project Agricultural Improvement & Power District,
			     Arizona Tax-Exempt Commercial Paper,
			     3.75%, due October 1, 1997                                     2,350,000           2,350,000
FLORIDA
	      2,000,000    Jacksonville Florida, Electric Auth., Series D3,
			     Tax-Exempt Commercial Paper,
			     3.80%, due August 6, 1997                                      2,000,000           2,000,000
	      1,200,000    Jacksonville Florida, Pollution Control Rev., Series 94,
			     Tax-Exempt Commercial Paper,
			     3.80%, due August 5, 1997                                      1,200,000           1,200,000
GEORGIA
	$     6,000,000    Burke County Georgia, Pollution Control Rev.
			     (Georgia Power Co.),
                             Var. Rate, due July 1, 2024                                    6,000,000           6,000,000
	      8,270,000    Effingham County Georgia, Pollution Control Rev.
			     (Savannah Electric & Power),
			     Var. Rate, due April 1, 2037                                   8,270,000           8,270,000
	      2,000,000    Floyd County Georgia, Pollution Control Rev.
			     (Georgia Power Co. Plt. Hammond Project),
			     Var. Rate, due September 1, 2026                               2,000,000           2,000,000
HAWAII
	      1,000,000    Hawaii State Housing Auth. (Tropicana West),
			     Var. Rate, due August 1, 2010                                  1,000,000           1,000,000
ILLINOIS
		500,000    Sauget Illinois, Pollution Control Rev.
                             (Monsanto Co. Project),
			     Var. Rate, due September 1, 2014                                 500,000             500,000
	      3,000,000    Sauget Illinois, Pollution Control Rev.
                             (Monsanto Co. Project),
			     Var. Rate, due May 1, 2028                                     3,000,000           3,000,000
INDIANA
	      2,000,000    Jasper County Indiana, Pollution Control Rev.,
			     Tax- Exempt Commercial Paper,
			     3.90%, due July 8, 1997                                        2,000,000           2,000,000
	      1,000,000    Sullivan County Indiana, Pollution Control Rev.,
                             Series 85 L2,
			     Tax-Exempt Commercial Paper,
			     3.75%, due July 7, 1997                                        1,000,000           1,000,000
	      1,000,000    Sullivan County Indiana, Pollution Control Rev.,
                             Series 85 L2,
			     Tax-Exempt Commercial Paper,
			     3.85%, due July 14, 1997                                       1,000,000           1,000,000
	      4,000,000    Sullivan County Indiana, Pollution Control Rev.,
                             Series 85 L2,
			     Tax-Exempt Commercial Paper,
			     3.75%, due August 12, 1997                                     4,000,000           4,000,000
MARYLAND
	      2,764,000    Maryland Health Education Finance Auth. (John Hopkins),
			     Tax-Exempt Commercial Paper,
			     3.80%, due September 9, 1997                                   2,764,000           2,764,000
Massachusetts
	$     3,600,000    Massachusetts Bay Transportation Auth., Series C,
			     Tax-Exempt Commercial Paper,
                             3.70%, due July 21, 1997                                       3,600,000           3,600,000
	      3,000,000    Massachusetts Bay Transportation Auth., Series C,
			     Tax-Exempt Commercial Paper,
			     3.75%, due July 29, 1997                                       3,000,000           3,000,000
	      3,400,000    Massachusetts State, Series B,
			     Var. Rate, due December 1, 1997                                3,400,000           3,400,000
	      7,200,000    Massachusetts State Industrial Finance Agency,
			     Pollution Control Rev. (New England Power),
			     Var. Rate, due October 1, 2022                                 7,200,000           7,200,000
	      3,700,000    Massachusetts State Health & Education Auth.
                             (Salem Hospital),
			     7.25%, due July 1, 2009                                        3,700,000           3,700,000
MICHIGAN
	      1,000,000    Michigan Strategic Fund, Series 86,
			     Tax-Exempt Commercial Paper,
			     3.50%, due July 3, 1997                                        1,000,000           1,000,000
MISSISSIPPI
	      6,900,000    Jackson County Mississippi, Port Facility Rev.
                             (Chevron USA),
			     Var. Rate, due June 1, 2023                                    6,900,000           6,900,000
MISSOURI
	      1,150,000    Columbia Missouri, Series A,
			     Var. Rate, due June 1, 2008                                    1,150,000           1,150,000
	      1,745,000    Kansas City Missouri, Water Rev.,
			     6.25%, due December 1, 2007                                    1,780,763           1,780,763
	      4,000,000    Missouri Environment Improvement Rev.,
			     Tax-Exempt Commercial Paper
			     3.65%, due July 8, 1997                                        4,000,000           4,000,000
		900,000    Missouri State Health & Education Auth.
			     (Washington University), Series A,
			     Var. Rate, due September 1, 2030                                 900,000             900,000
		500,000    Missouri State Health & Education Auth.
			     (Washington University), Series B,
			     Var. Rate, due September 1, 2030                                 500,000             500,000
	      1,200,000    Missouri State Health & Education Auth.
			     (Washington University), Series C,
			     Var. Rate, due September 1, 2030                               1,200,000           1,200,000
	      2,300,000    Missouri State Health & Education Auth.
			     (Washington University), Series D,
			     Var. Rate, due September 1, 2030                               2,300,000           2,300,000
	      1,200,000    St. Charles Missouri, Industrial Development Auth.,
			     Pollution Control Rev. (Monsanto Co.),
			     Var. Rate, due July 1, 2021                                    1,200,000           1,200,000
NEBRASKA
	      1,500,000    Omaha Public Power District Electric Rev., Series A,
			     Tax-Exempt Commercial Paper,
			     3.70%, due September 3,1997                                    1,500,000           1,500,000
SOUTH CAROLINA
	      1,300,000    York County South Carolina (Duke Power),
			     Tax-Exempt Commercial Paper,
			     3.75%, due July 3, 1997                                        1,300,000           1,300,000
	      1,000,000    York County South Carolina (Duke Power),
			     Tax-Exempt Commercial Paper,
			     3.70%, due July 30, 1997                                       1,000,000           1,000,000
TENNESSEE
	      1,000,000    Metro Government, Nashville Tennessee,
			     Tax-Exempt Commercial Paper,
			     3.80%, due July 9, 1997                                        1,000,000           1,000,000
	      1,500,000    Metro Government, Nashville Tennessee,
			     (Vanderbilt University) Tax-Exempt Commercial Paper,
			     3.65%, due July 10, 1997                                       1,500,000           1,500,000
	      1,000,000    Metro Government, Nashville Tennessee, Series A,
			     Tax-Exempt Commercial Paper,
			     3.85%, due August 26, 1997                                     1,000,000           1,000,000
TEXAS
	      2,700,000    Austin Texas Combined Utility Rev., Series A,
			     Tax-Exempt Commercial Paper,
			     4.00%, due July 7, 1997                                        2,700,000           2,700,000
	      1,100,000    Brazos River Auth. Texas (Monsanto Co.),
			     Var. Rate, due February 1, 2004                                1,100,000           1,100,000
	      1,100,000    Brazos River Harbor Texas,
			     Industrial Development Corp. (Monsanto Co.),
			     Var. Rate, due March 1, 2021                                   1,100,000           1,100,000
	      1,000,000    Brazos River Harbor Texas,
			     Tax-Exempt Commercial Paper,
			     3.85%, due August 8, 1997                                      1,000,000           1,000,000
	      1,200,000    Dallas Texas, Tax-Exempt Commercial Paper,
			     3.75%, due August 21, 1997                                     1,200,000           1,200,000
		900,000    Gulf Coast Texas  Waste Disposal Auth. (Monsanto Co.),
			     Var. Rate, due July 1, 2001                                      900,000             900,000
	      1,700,000    Lower Neches Valley Texas Auth., Pollution Control Rev.
			     (River Treatment Industrial Dev. Corp.),
			     Var. Rate, due February 1, 2004                                1,700,000           1,700,000
	      6,400,000    Port Arthur Texas Naval District,
			     Pollution Control Rev. (Texaco Inc.),
			     Var. Rate, due October 1, 2024                                 6,400,000           6,400,000
	      2,000,000    Port Corpus Christi Texas Auth.,
			     Tax-Exempt Commercial Paper,
			     3.90%, due July 16, 1997                                       2,000,000           2,000,000
	      2,000,000    San Antonio Texas Water Systems, Series 95,
			     Tax-Exempt Commercial Paper,
			     3.75%, due July 2, 1997                                        2,000,000           2,000,000
	      1,000,000    San Antonio Texas Water Systems, Series 95,
			     Tax-Exempt Commercial Paper,
			     3.85%, due August 20, 1997                                     1,000,000           1,000,000
	      3,000,000    Southwest Higher Education Auth. Inc. Texas
			     (Southern Methodist University),
			     Var. Rate, due July 1, 2015                                    3,000,000           3,000,000
	      2,000,000    Texas Public Finance Auth., Series 93A,
			     Tax-Exempt Commercial Paper,
			     3.75%. due July 15, 1997                                       2,000,000           2,000,000
	      2,200,000    Texas Public Finance Auth., Series B,
			     Tax-Exempt Commercial Paper,
			     3.80%. due August 4, 1997                                      2,200,000           2,200,000
	      2,000,000    University of Texas University  Fund, Series A,
			     Tax-Exempt Commercial Paper,
			     3.80%, due August 7, 1997                                      2,000,000           2,000,000
	      2,000,000    University of Texas Sys. Rev., Series A,
			     Tax-Exempt Commercial Paper,
			     3.75%, due July 7, 1997                                        2,000,000           2,000,000
	      1,520,000    University of Texas Sys. Rev., Series A,
			     Tax-Exempt Commercial Paper,
			     3.85%, due August 19, 1997                                     1,520,000           1,520,000
UTAH
	   $  3,000,000    Intermountain Power, Series 85-3,
			     Tax-Exempt Commercial Paper,
                             3.80%, due July 9, 1997                                        3,000,000           3,000,000
	      2,000,000    Intermountain Power, Series 85-3,
			     Tax-Exempt Commercial Paper,
                             3.80%, due July 23, 1997                                       2,000,000           2,000,000
WASHINGTON
	      1,000,000    Seattle Municipal Power & Light,
			     Tax-Exempt Commercial Paper,
                             3.70%, due July 2, 1997                                        1,000,000           1,000,000
	      4,250,000    Seattle Municipal Power & Light,
			     Tax-Exempt Commercial Paper,
                             3.75%, due July 10, 1997                                       4,250,000           4,250,000
		900,000    Seattle Municipal Power & Light Rev.,
                             Var. Rate, due November 1, 2018                                  900,000             900,000
WISCONSIN
	      1,400,000    Oak Creek Wisconsin, Pollution Control Rev.
			     (Wisconsin Electric Power Co.),
                             Var. Rate, due August 1, 2016                                  1,400,000           1,400,000
	      1,600,000    Sheboygan Wisconsin, Pollution Control Rev.
			     (Wisconsin Power & Light Co.),
                             Var. Rate, due August 1, 2014                                  1,600,000           1,600,000
	      1,500,000    Sheboygan Wisconsin, Pollution Control Rev.
			     (Wisconsin Electric Power Co.),
                             Var. Rate, due September 1, 2015                               1,500,000           1,500,000

TOTAL INVESTMENTS -  99.61%                                                             $ 161,709,763         161,709,763

Other assets less liabilities  - 0.39%                                                                            639,153

TOTAL NET ASSETS - 100.00%
  (equivalent to $1.00 per share; 1,000,000,000 shares of $0.01 par value
  capital shares authorized; 162,448,744 shares outstanding)                                                $ 162,348,916

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 1997

ASSETS:
  Investment securities, at market value                                                $ 161,709,763
  Interest receivable                                                                         645,919
         Total assets                                                                     162,355,682

LIABILITIES:
   Disbursements in excess of demand deposit cash                                               6,766
          Total liabilities                                                                     6,766
NET ASSETS                                                                              $ 162,348,916

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                                           $ 162,449,881
  Accumulated net realized loss on investment transactions                                  (100,965)

NET ASSETS APPLICABLE TO OUTSTANDING SHARES                                             $ 162,348,916

Capital shares, $0.01 par value
  Authorized                                                                            1,000,000,000
  Outstanding                                                                             162,448,744

NET ASSET VALUE PER SHARE                                                               $        1.00

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

Statement of Operations
Year Ended June 30, 1997

INVESTMENT INCOME:
  Income:
    Interest                                                                            $    4,528,852
  Expenses:                                                                                    643,126
    Government fees                                                                             27,605
                                                                                               670,731
      Net investment income                                                                  3,858,121

REALIZED LOSS ON INVESTMENTS:
  Realized loss from investment transactions:
    Proceeds from sales of investments                                                     877,534,107
    Cost of investments sold                                                               877,557,280
      Net realized loss from investment transactions                                          (23,173)
      Net increase in net assets resulting from operations                              $    3,834,948

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets
For The Years Ended June 30, 1997 and 1996

                                                                                             1997               1996
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                 $    3,858,121      $   3,214,827
  Net realized gain (loss) from investment transactions                                       (23,173)              1,290
      Net increase in net assets resulting from operations                                   3,834,948          3,216,117

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                   (3,858,121)        (3,214,827)

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)                                              349,106,370        264,590,658
  Net asset value of shares issued for reinvestment of distributions
   ($1.00 per share)                                                                           350,045            265,245
                                                                                           349,456,415        264,855,903
  Cost of shares redeemed ($1.00 per  share)                                             (315,092,608)      (214,873,971)
     Net increase in net assets from capital share transactions                             34,363,807         49,981,932
        Net increase in net assets                                                          34,340,634         49,983,222

NET ASSETS:
  Beginning of year                                                                        128,008,282         78,025,060
  End of year                                                                           $  162,348,916      $ 128,008,282

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investments - Valuation of securities is on the basis of amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the amortized cost basis.

Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. At June 30, 1997, the Fund has an accumulated net realized loss on sale of investments for federal income tax pur-poses of $100,965, which is available to offset future taxable gains.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES -The aggregate amounts of security transactions during the year ended June 30, 1997, were as follows:

			    Other than
                       U.S. Government    U.S. Government
                          Securities         Securities
Purchases              $  912,392,934     $        -
Proceeds from sales       877,534,107              -

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .50 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.


FINANCIAL HIGHLIGHTS

The following table sets forth information as to capital and income changes for a share outstanding for each of the five years in the period ended June 30, 1997:

                                                        1997       1996       1995       1994       1993
Net asset value, beginning of year                    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
  Income from investment operations:
    Net investment income                               0.03       0.03       0.03       0.02       0.02
  Distributions from:
    Net investment income                             (0.03)      0.03)     (0.03)     (0.02)     (0.02)
Net asset value, end of year                          $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
Total Return                                              3%         3%         3%         2%         2%


Ratios/Supplemental Data
Net assets, end of year (in millions)                 $  162     $  128     $   78     $   94     $   66
Ratio of expenses to average net assets                0.55%      0.52%      0.54%      0.53%      0.52%
Ratio of net investment income to average net assets   3.16%      3.13%      3.20%      2.06%      2.15%

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of Scout Tax-Free Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Scout Tax-Free Money Market Fund, Inc., including the statement of net assets, as of June 30, 1997, and the related statement of operations, statements of changes in net assets and the financial highlights for the periods indicated thereon (periods presented prior to June 30, 1996 were audited by other independent accountants whose reports thereon expressed unqualified opinions). These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of June 30, 1997, by confirmation, or by the application of alternative auditing procedures with respect to unsettled portfolio security transactions. An audit also includes assessing the accounting principles used and significant estimates made by manage-ment, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scout Tax-Free Money Market Fund, Inc. as of June 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in the first paragraph, in conformity with generally accepted accounting principles.

                                                BAIRD, KURTZ & DOBSON

Kansas City, Missouri
July 22, 1997

This report has been prepared for the information of the Shareholders of Scout Tax-Free Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
  Larry D. Armel
  William E. Hoffman, D.D.S.
  Eric T. Jager
  Stephen F. Rose
  Stuart Wien

Officers
  Larry D. Armel, President
  P. Bradley Adams, Vice President & Treasurer
  Elizabeth L. Allwood, Vice President
  Michael A. Brummel, Vice President
  Martin A. Cramer, Vice President & Secretary
  John G. Dyer, Vice President
  Constance E. Martin, Vice President

Investment Counsel
  UMB Bank, n.a., Kansas City, Missouri

Auditors
  Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
  Stradley, Ronon, Stevens & Young,
  Philadelphia, Pennsylvania
  John G. Dyer, Kansas City, Missouri

Custodian
  UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862